united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Brian Curley, Ultimus Fund Solutions, LLC.
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Absolute Capital Asset Allocator Fund

Class A (AAMAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$212	1.94%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Capital Asset Allocator Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
20,000
15,000
10,000
5,000
0
$18,295
$15,159
$14,060
$12,368
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Absolute Capital Asset Allocator Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$9,576	$10,587	$10,941	$10,872
Sep-2017	$10,619	$10,769	$12,044	$11,477
Sep-2018	$11,393	$10,981	$12,854	$11,900
Sep-2019	$11,073	$11,556	$13,350	$12,566
Sep-2020	$11,235	$12,179	$14,215	$13,311
Sep-2021	$13,026	$12,611	$16,800	$14,775
Sep-2022	$10,895	$10,582	$13,758	$12,186
Sep-2023	$11,862	$11,193	$15,167	$13,027
Sep-2024	$14,060	$12,368	$18,295	$15,159

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Class A shares gained 18.53% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed Dow Jones Moderately Conservative Portfolio Index return of 16.37%. The Fund was under the Dow Jones Moderate Portfolio Index return of 20.62%

During the time period, the Fund increased assets by 31%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more conservatively positioned. Short term fixed income rates became more attractive than had been available in recent years warranting a shift to US Treasuries.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased by more than 50%. US Treasury holdings of 364 days and under grew by over 5x.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• Although the Fund's assets increased more than 31%, most of these monies were deployed into T-bills / T-Notes and individual equities, while investments in ETFs grew less than 3%.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Asset Allocator Fund	18.53%	4.89%	4.66%
With Load	11.71%	3.66%	3.95%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Fund Statistics

Net Assets	$47,901,829
Number of Portfolio Holdings	33
Advisory Fee	$430,447
Portfolio Turnover	207%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Real Estate	1.1%
Consumer Discretionary	1.4%
Consumer Staples	2.2%
Communications	2.4%
Health Care	2.5%
Technology	3.4%
Money Market Funds	4.1%
Financials	6.4%
U.S. Treasury Obligations	23.9%
Equity	54.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs MarketBeta Russell 1000 Growth ETF	7.2%
Technology Select Sector SPDR Fund	7.2%
iShares Core Dividend Growth ETF	7.1%
SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Industrials ETF	5.7%
Vanguard Total Stock Market ETF	5.5%
Vanguard Communication Services ETF	5.3%
United States Treasury Note, 0.625%, 10/15/24	5.0%
United States Treasury Bill, 4.590%, 10/24/24	3.1%
United States Treasury Bill, 4.550%, 12/24/24	3.1%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website ( https://www.abscapfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Asset Allocator Fund

Class A (AAMAX )

TSR-AR 093024-AAMAX

Absolute Capital Asset Allocator Fund

Institutional  (AAMIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$168	1.54%

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Absolute Capital Asset Allocator Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
200,000
150,000
100,000
50,000
0
$182,950
$151,594
$149,633
$123,677
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Absolute Capital Asset Allocator Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$100,000	$100,000	$100,000	$100,000
Sep-2016	$101,600	$105,874	$109,409	$108,724
Sep-2017	$112,668	$107,691	$120,446	$114,770
Sep-2018	$120,879	$109,808	$128,546	$119,000
Sep-2019	$117,482	$115,555	$133,502	$125,663
Sep-2020	$119,366	$121,791	$142,152	$133,110
Sep-2021	$138,393	$126,113	$168,003	$147,749
Sep-2022	$115,754	$105,820	$137,581	$121,858
Sep-2023	$126,020	$111,929	$151,669	$130,270
Sep-2024	$149,633	$123,677	$182,950	$151,594

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Institutional Class shares gained 18.74% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed Dow Jones Moderately Conservative Portfolio Index return of 16.37%. The Fund was under the Dow Jones Moderate Portfolio Index return of 20.62%

During the time period, the Fund increased assets by 31%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more conservatively positioned. Short term fixed income rates became more attractive than had been available in recent years warranting a shift to US Treasuries.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased by more than 50%. US Treasury holdings of 364 days and under grew by over 5x.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• Although the Fund's assets increased more than 31%, most of these monies were deployed into T-bills / T-Notes and individual equities, while investments in ETFs grew less than 3%.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Asset Allocator Fund	18.74%	4.96%	4.69%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Fund Statistics

Net Assets	$47,901,829
Number of Portfolio Holdings	33
Advisory Fee	$430,447
Portfolio Turnover	207%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Real Estate	1.1%
Consumer Discretionary	1.4%
Consumer Staples	2.2%
Communications	2.4%
Health Care	2.5%
Technology	3.4%
Money Market Funds	4.1%
Financials	6.4%
U.S. Treasury Obligations	23.9%
Equity	54.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs MarketBeta Russell 1000 Growth ETF	7.2%
Technology Select Sector SPDR Fund	7.2%
iShares Core Dividend Growth ETF	7.1%
SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Industrials ETF	5.7%
Vanguard Total Stock Market ETF	5.5%
Vanguard Communication Services ETF	5.3%
United States Treasury Note, 0.625%, 10/15/24	5.0%
United States Treasury Bill, 4.590%, 10/24/24	3.1%
United States Treasury Bill, 4.550%, 12/24/24	3.1%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website ( https://www.abscapfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Asset Allocator Fund

Institutional  (AAMIX )

TSR-AR 093024-AAMIX

Absolute Capital Asset Allocator Fund

Investor Class (AAMCX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Absolute Capital Asset Allocator Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$293	2.69%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Capital Asset Allocator Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
20,000
15,000
10,000
5,000
0
$18,295
$15,159
$13,997
$12,368
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Absolute Capital Asset Allocator Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,110	$10,587	$10,941	$10,872
Sep-2017	$11,130	$10,769	$12,044	$11,477
Sep-2018	$11,855	$10,981	$12,854	$11,900
Sep-2019	$11,448	$11,556	$13,350	$12,566
Sep-2020	$11,530	$12,179	$14,215	$13,311
Sep-2021	$13,258	$12,611	$16,800	$14,775
Sep-2022	$11,013	$10,582	$13,758	$12,186
Sep-2023	$11,897	$11,193	$15,167	$13,027
Sep-2024	$13,997	$12,368	$18,295	$15,159

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Investor Class shares gained 17.65% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed Dow Jones Moderately Conservative Portfolio Index return of 16.37%. The Fund was under the Dow Jones Moderate Portfolio Index return of 20.62%

During the time period, the Fund increased assets by 31%.

The Fund’s portfolio holdings rotated over the course of the fiscal year to be more conservatively positioned. Short term fixed income rates became more attractive than had been available in recent years warranting a shift to US Treasuries.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased by more than 50%. US Treasury holdings of 364 days and under grew by over 5x.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching the Fund's desired sector weightings.

• Although the Fund's assets increased more than 31%, most of these monies were deployed into T-bills / T-Notes and individual equities, while investments in ETFs grew less than 3%.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Asset Allocator Fund	17.65%	4.10%	3.90%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Fund Statistics

Net Assets	$47,901,829
Number of Portfolio Holdings	33
Advisory Fee	$430,447
Portfolio Turnover	207%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Real Estate	1.1%
Consumer Discretionary	1.4%
Consumer Staples	2.2%
Communications	2.4%
Health Care	2.5%
Technology	3.4%
Money Market Funds	4.1%
Financials	6.4%
U.S. Treasury Obligations	23.9%
Equity	54.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs MarketBeta Russell 1000 Growth ETF	7.2%
Technology Select Sector SPDR Fund	7.2%
iShares Core Dividend Growth ETF	7.1%
SPDR S&P 1500 Value Tilt ETF	6.5%
Vanguard Industrials ETF	5.7%
Vanguard Total Stock Market ETF	5.5%
Vanguard Communication Services ETF	5.3%
United States Treasury Note, 0.625%, 10/15/24	5.0%
United States Treasury Bill, 4.590%, 10/24/24	3.1%
United States Treasury Bill, 4.550%, 12/24/24	3.1%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website ( https://www.abscapfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Asset Allocator Fund

Investor Class (AAMCX )

TSR-AR 093024-AAMCX

Absolute Capital Defender Fund

Class A (ACMAX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$210	1.95%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Capital Defender Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
20,000
15,000
10,000
5,000
0
$18,295
$15,159
$13,041
$12,368
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Absolute Capital Defender Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$9,293	$10,587	$10,941	$10,872
Sep-2017	$10,185	$10,769	$12,044	$11,477
Sep-2018	$10,717	$10,981	$12,854	$11,900
Sep-2019	$10,377	$11,556	$13,350	$12,566
Sep-2020	$10,556	$12,179	$14,215	$13,311
Sep-2021	$12,010	$12,611	$16,800	$14,775
Sep-2022	$10,588	$10,582	$13,758	$12,186
Sep-2023	$11,273	$11,193	$15,167	$13,027
Sep-2024	$13,041	$12,368	$18,295	$15,159

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Class A shares gained 15.69% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed the Dow Jones Conservative Portfolio Index return of 10.50%. The Fund was under the Dow Jones Moderately Conservative Portfolio Index return of 16.37%.

Over the period, the fund had minimal growth as the equity capital markets popularity continued. The Fund's view on this moderate growth is that the Fund had a conservative orientation at a time when the general equity markets were increasing. Further, the Absolute Capital Management fund complex has other funds that are less conservative where investors contributed additional assets.

The Fund’s portfolio also looked different over the course of the fiscal year as it has become more conservatively positioned and attempted to take advantage of a more favorable short-term fixed income environment.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased. US Treasury holdings of 364 days and under grew by over 4 ¼ times.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching our desired sector weightings.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Fund Statistics

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Defender Fund	15.69%	4.68%	3.77%
With Load	9.06%	3.44%	3.07%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Fund Statistics

Net Assets	$25,934,845
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$208,655
Portfolio Turnover	207%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Consumer Discretionary	0.5%
Consumer Staples	1.0%
Communications	1.1%
Technology	1.8%
Health Care	2.9%
Money Market Funds	3.1%
Financials	7.4%
U.S. Treasury Obligations	34.2%
Equity	49.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.3%
United States Treasury Note, 0.625%, 10/15/24	9.2%
iShares Core Dividend Growth ETF	7.3%
iShares Morningstar Value ETF	6.5%
Vanguard Industrials ETF	6.1%
Technology Select Sector SPDR Fund	5.8%
Vanguard Communication Services ETF	5.6%
United States Treasury Note, 3.875%, 12/31/27	5.4%
United States Treasury Bill, 4.590%, 10/22/24	3.8%
United States Treasury Bill, 4.440%, 03/06/25	3.8%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website ( https://www.abscapfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Defender Fund

Class A (ACMAX )

TSR-AR 093024-ACMAX

Absolute Capital Defender Fund

Institutional (ACMIX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$185	1.71%

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Absolute Capital Defender Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
200,000
150,000
100,000
50,000
0
$182,950
$151,594
$138,758
$123,677
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Absolute Capital Defender Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$100,000	$100,000	$100,000	$100,000
Sep-2016	$98,600	$105,874	$109,409	$108,724
Sep-2017	$108,057	$107,691	$120,446	$114,770
Sep-2018	$113,709	$109,808	$128,546	$119,000
Sep-2019	$110,097	$115,555	$133,502	$125,663
Sep-2020	$112,214	$121,791	$142,152	$133,110
Sep-2021	$127,673	$126,113	$168,003	$147,749
Sep-2022	$112,559	$105,820	$137,581	$121,858
Sep-2023	$119,837	$111,929	$151,669	$130,270
Sep-2024	$138,758	$123,677	$182,950	$151,594

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Institutional class shares gained 15.79% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed the Dow Jones Conservative Portfolio Index return of 10.50%. The Fund was under the Dow Jones Moderately Conservative Portfolio Index return of 16.37%.

Over the period, the fund had minimal growth as the equity capital markets popularity continued. The Fund's view on this moderate growth is that the Fund had a conservative orientation at a time when the general equity markets were increasing. Further, the Absolute Capital Management fund complex has other funds that are less conservative where investors contributed additional assets.

The Fund’s portfolio also looked different over the course of the fiscal year as it has become more conservatively positioned and attempted to take advantage of a more favorable short-term fixed income environment.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased. US Treasury holdings of 364 days and under grew by over 4 ¼ times.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching our desired sector weightings.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Fund Statistics

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Defender Fund	15.79%	4.74%	3.80%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Fund Statistics

Net Assets	$25,934,845
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$208,655
Portfolio Turnover	207%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Consumer Discretionary	0.5%
Consumer Staples	1.0%
Communications	1.1%
Technology	1.8%
Health Care	2.9%
Money Market Funds	3.1%
Financials	7.4%
U.S. Treasury Obligations	34.2%
Equity	49.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.3%
United States Treasury Note, 0.625%, 10/15/24	9.2%
iShares Core Dividend Growth ETF	7.3%
iShares Morningstar Value ETF	6.5%
Vanguard Industrials ETF	6.1%
Technology Select Sector SPDR Fund	5.8%
Vanguard Communication Services ETF	5.6%
United States Treasury Note, 3.875%, 12/31/27	5.4%
United States Treasury Bill, 4.590%, 10/22/24	3.8%
United States Treasury Bill, 4.440%, 03/06/25	3.8%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website ( https://www.abscapfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Defender Fund

Institutional (ACMIX )

TSR-AR 093024-ACMIX

Absolute Capital Defender Fund

Investor (ACMDX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Absolute Capital Defender Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.abscapfunds.com/. You can also request this information by contacting us at 877-594-1249.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$290	2.70%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Absolute Capital Defender Fund
Dow Jones Conservative Portfolio Index
Dow Jones Moderate Portfolio Index
Dow Jones Moderately Conservative Portfolio Index
20,000
15,000
10,000
5,000
0
$18,295
$15,159
$12,965
$12,368
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Absolute Capital Defender Fund	Dow Jones Conservative Portfolio Index	Dow Jones Moderate Portfolio Index	Dow Jones Moderately Conservative Portfolio Index
Dec-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$9,810	$10,587	$10,941	$10,872
Sep-2017	$10,671	$10,769	$12,044	$11,477
Sep-2018	$11,152	$10,981	$12,854	$11,900
Sep-2019	$10,705	$11,556	$13,350	$12,566
Sep-2020	$10,816	$12,179	$14,215	$13,311
Sep-2021	$12,219	$12,611	$16,800	$14,775
Sep-2022	$10,691	$10,582	$13,758	$12,186
Sep-2023	$11,296	$11,193	$15,167	$13,027
Sep-2024	$12,965	$12,368	$18,295	$15,159

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

How did the Fund perform during the reporting period?

The Fund's Investor class shares gained 14.78% for the period from October 1, 2023 through September 30, 2024.

The Fund's gain surpassed the Dow Jones Conservative Portfolio Index return of 10.50%. The Fund was under the Dow Jones Moderately Conservative Portfolio Index return of 16.37%.

Over the period, the fund had minimal growth as the equity capital markets popularity continued. The Fund's view on this moderate growth is that the Fund had a conservative orientation at a time when the general equity markets were increasing. Further, the Absolute Capital Management fund complex has other funds that are less conservative where investors contributed additional assets.

The Fund’s portfolio also looked different over the course of the fiscal year as it has become more conservatively positioned and attempted to take advantage of a more favorable short-term fixed income environment.

• Over the course of the period the risk/reward of short-term US Treasury positions became more inviting. Risk reducing money market positions were decreased. US Treasury holdings of 364 days and under grew by over 4 ¼ times.

• There was an increase in the utilization of individual securities. As several indexes had a small number of stocks accounted for a significant percentage of the index. Individual securities aided in cost reduction and in reaching our desired sector weightings.

• The Fund had become more conservatively positioned in the third quarter in order to endeavor to lower overall portfolio volatility. The Fund is attempting to navigate the impact of the federal reserve and the impact of deficit spending on the capital markets.

Fund Statistics

	1 Year	5 Years	Since Inception (December 18, 2015)
Absolute Capital Defender Fund	14.78%	3.90%	3.00%
Dow Jones Conservative Portfolio Index	10.50%	1.37%	2.45%
Dow Jones Moderate Portfolio Index	20.62%	6.50%	7.12%
Dow Jones Moderately Conservative Portfolio Index	16.37%	3.82%	4.85%

Fund Statistics

Net Assets	$25,934,845
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$208,655
Portfolio Turnover	207%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Consumer Discretionary	0.5%
Consumer Staples	1.0%
Communications	1.1%
Technology	1.8%
Health Care	2.9%
Money Market Funds	3.1%
Financials	7.4%
U.S. Treasury Obligations	34.2%
Equity	49.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 1500 Value Tilt ETF	10.3%
United States Treasury Note, 0.625%, 10/15/24	9.2%
iShares Core Dividend Growth ETF	7.3%
iShares Morningstar Value ETF	6.5%
Vanguard Industrials ETF	6.1%
Technology Select Sector SPDR Fund	5.8%
Vanguard Communication Services ETF	5.6%
United States Treasury Note, 3.875%, 12/31/27	5.4%
United States Treasury Bill, 4.590%, 10/22/24	3.8%
United States Treasury Bill, 4.440%, 03/06/25	3.8%

Additional information is available on the Fund's website (https://www.abscapfunds.com/), including its:

Additional information is available on the Fund's website ( https://www.abscapfunds.com/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Absolute Capital Defender Fund

Investor (ACMDX )

TSR-AR 093024-ACMDX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $30,000 2023 – $30,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $7,000 2023 – $7,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2023 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial Statements
September 30, 2024

Absolute Capital Asset Allocator Fund
Class A Shares (AAMAX)
Institutional Class Shares (AAMIX)
Investor Class Shares (AAMCX)

Absolute Capital Defender Fund
Class A Shares (ACMAX)
Institutional Class Shares (ACMIX)
Investor Class Shares (ACMDX)

1-877-594-1249
www.abscapfunds.com

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 19.3%
	ASSET MANAGEMENT - 1.0%
3,300	Blackstone, Inc.	$505,329

	BANKING - 1.3%
3,000	JPMorgan Chase & Company	632,580

	E-COMMERCE DISCRETIONARY - 1.4%
3,600	Amazon.com, Inc.(a)	670,788

	HEALTH CARE FACILITIES & SERVICES - 1.8%
1,500	UnitedHealth Group, Inc.	877,020

	INSTITUTIONAL FINANCIAL SERVICES – 3.0%
2,900	Goldman Sachs Group, Inc. (The)	1,435,819

	INSURANCE - 1.1%
1,100	Berkshire Hathaway, Inc., Class B(a)	506,286

	INTERNET MEDIA & SERVICES - 2.4%
1,600	Netflix, Inc.(a)	1,134,832

	MEDICAL EQUIPMENT & DEVICES - 0.6%
3,300	GE HealthCare Technologies, Inc.	309,705

	RETAIL - CONSUMER STAPLES - 2.2%
1,200	Costco Wholesale Corporation	1,063,824

	SELF-STORAGE REIT - 1.1%
1,400	Public Storage	509,418

	SOFTWARE - 1.9%
2,100	Microsoft Corporation	903,630

See accompanying notes to financial statements.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares				Fair Value
	COMMON STOCKS — 19.3% (Continued)
	TECHNOLOGY SERVICES - 1.5%
2,600	Visa, Inc., Class A			$714,870

	TOTAL COMMON STOCKS (Cost $8,651,645)			9,264,101

	EXCHANGE-TRADED FUNDS — 54.2%
	EQUITY - 54.2%
10,000	Fidelity High Dividend ETF			506,500
67,000	Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF			3,444,470
54,000	iShares Core Dividend Growth ETF			3,385,260
4,000	iShares Russell 2000 ETF			883,560
17,000	SPDR S&P 1500 Value Tilt ETF			3,135,162
15,200	Technology Select Sector SPDR Fund			3,431,552
17,300	Vanguard Communication Services ETF			2,515,247
5,200	Vanguard Consumer Staples ETF			1,136,096
4,000	Vanguard Health Care ETF			1,128,800
10,500	Vanguard Industrials ETF			2,730,735
4,900	Vanguard Russell 2000 Growth ETF			1,015,525
9,300	Vanguard Total Stock Market ETF			2,633,388
	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,944,305)			25,946,295

Principal
Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 10.7%
	U.S. TREASURY NOTES — 10.7%
2,400,000	United States Treasury Note	0.6250	10/15/24	2,396,112
1,250,000	United States Treasury Note	4.3750	10/31/24	1,249,424
1,500,000	United States Treasury Note	1.5000	02/15/25	1,483,554
	TOTAL U.S. TREASURY NOTES (Cost $5,124,775)			5,129,090

See accompanying notes to financial statements.

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 17.4%
	MONEY MARKET FUND - 4.2%
1,986,466	First American Government Obligations Fund, Class X, 4.82%(b)			$1,986,466

Principal
Amount ($)		Yield Rate (%)	Maturity
	U.S. TREASURY BILLS — 13.2%
1,000,000	United States Treasury Bill	4.59	10/22/24	997,239
1,500,000	United States Treasury Bill	4.59	10/24/24	1,495,486
900,000	United States Treasury Bill	4.69	11/26/24	893,463
1,500,000	United States Treasury Bill	4.55	12/24/24	1,484,267
1,500,000	United States Treasury Bill	4.44	03/06/25	1,471,892
				6,342,347

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,326,228)			8,328,813

	TOTAL INVESTMENTS - 101.6% (Cost $45,046,953)			$48,668,299
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%			(766,470)
	NET ASSETS - 100.0%			$47,901,829

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 14.7%
	ASSET MANAGEMENT - 2.4%
4,100	Blackstone, Inc.	$627,833

	E-COMMERCE DISCRETIONARY - 0.5%
700	Amazon.com, Inc.(a)	130,431

	HEALTH CARE FACILITIES & SERVICES - 2.9%
1,300	UnitedHealth Group, Inc.	760,084

	INSTITUTIONAL FINANCIAL SERVICES - 4.5%
2,200	Evercore, Inc., Class A	557,348
1,200	Goldman Sachs Group, Inc. (The)	594,132
		1,151,480
	INSURANCE - 0.5%
300	Berkshire Hathaway, Inc., Class B(a)	138,078

	INTERNET MEDIA & SERVICES - 1.1%
400	Netflix, Inc.(a)	283,708

	RETAIL - CONSUMER STAPLES - 1.0%
300	Costco Wholesale Corporation	265,956

	SOFTWARE - 0.7%
400	Microsoft Corporation	172,120

	TECHNOLOGY SERVICES - 1.1%
1,000	Visa, Inc., Class A	274,950

	TOTAL COMMON STOCKS (Cost $3,329,811)	3,804,640

	EXCHANGE-TRADED FUNDS — 49.2%
	EQUITY - 49.2%
30,000	iShares Core Dividend Growth ETF	1,880,700

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.2% (Continued)
	EQUITY - 49.2% (Continued)
20,500	iShares Morningstar Value ETF	$1,685,100
1,000	SPDR Dow Jones Industrial Average ETF Trust	423,120
14,500	SPDR S&P 1500 Value Tilt ETF	2,674,109
6,700	Technology Select Sector SPDR Fund	1,512,592
10,000	Vanguard Communication Services ETF	1,453,900
3,800	Vanguard Consumer Staples ETF	830,224
1,600	Vanguard Health Care ETF	451,520
6,100	Vanguard Industrials ETF	1,586,427
1,300	Vanguard Russell 2000 Growth ETF	269,425
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,570,220)	12,767,117

Principal
Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 21.3%
	U.S. TREASURY NOTES — 21.3%
2,400,000	United States Treasury Note	0.6250	10/15/24	2,396,112
400,000	United States Treasury Note	4.3750	10/31/24	399,816
600,000	United States Treasury Note	1.5000	02/15/25	593,421
700,000	United States Treasury Note	4.3750	12/15/26	711,047
1,400,000	United States Treasury Note	3.8750	12/31/27	1,413,180
	TOTAL U.S. TREASURY NOTES (Cost $5,477,824)			5,513,576

See accompanying notes to financial statements.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 16.0%
	MONEY MARKET FUND - 3.0%
792,911	First American Government Obligations Fund, Class X, 4.82%(b)			$792,911

Principal
Amount ($)		Yield Rate (%)	Maturity
	U.S. TREASURY BILLS — 13.0%
1,000,000	United States Treasury Bill	4.59	10/22/24	997,239
500,000	United States Treasury Bill	4.59	10/24/24	498,495
400,000	United States Treasury Bill	4.69	11/26/24	397,094
500,000	United States Treasury Bill	4.55	12/24/24	494,755
1,000,000	United States Treasury Bill	4.44	03/06/25	981,262
				3,368,845

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,160,253)			4,161,756

	TOTAL INVESTMENTS - 101.2% (Cost $24,538,108)			$26,247,089
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%			(312,244)
	NET ASSETS - 100.0%			$25,934,845

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

Absolute Funds
Statements of Assets and Liabilities
September 30, 2024

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
ASSETS
Investment securities, at cost	$45,046,953	$24,538,108
Investment securities, at value	$48,668,299	$26,247,089
Receivable for Fund shares sold	100,036	100,064
Dividends and interest receivable	80,937	61,621
Prepaid expenses and other assets	28,933	21,976
TOTAL ASSETS	48,878,205	26,430,750

LIABILITIES
Payable for investments purchased	893,490	397,107
Fund shares redeemed	762	51,407
Payable to Advisor	34,768	14,320
Distribution fees (12b-1) payable	34,680	14,729
Payable to Related Parties	10,446	12,849
Accrued expenses and other liabilities	2,230	5,493
TOTAL LIABILITIES	976,376	495,905
NET ASSETS	$47,901,829	$25,934,845

Net Assets Consist Of:
Paid in capital	$42,602,945	$23,362,124
Accumulated earnings	5,298,884	2,572,721
NET ASSETS	$47,901,829	$25,934,845

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$3,048,827	$3,739,856
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	261,937	327,179
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.64	$11.43
Maximum offering price per share (maximum sales charge of 5.75%)	$12.35	$12.13
Institutional Class Shares:
Net Assets	$2,859,025	$5,162,332
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	245,154	451,057
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.66	$11.44
Investor Class Shares:
Net Assets	$41,993,977	$17,032,657
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,842,812	1,588,304
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.93	$10.72

See accompanying notes to financial statements.

Absolute Funds
Statements of Operations
For the Year Ended September 30, 2024

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
INVESTMENT INCOME
Dividends	$504,251	$294,229
Interest	518,622	531,301
TOTAL INVESTMENT INCOME	1,022,873	825,530

EXPENSES
Investment advisory fees	430,447	258,346
Distribution (12b-1) fees:
Class A	11,525	17,251
Investor Class	368,537	161,765
Administrative services fees	49,567	49,357
Transfer agent fees	39,291	36,478
Accounting services fees	29,416	26,818
Registration fees	26,687	28,317
Audit fees	18,523	20,943
Trustees fees and expenses	16,843	17,986
Legal fees	17,462	16,789
Compliance officer fees	16,710	13,346
Custodian fees	5,364	6,150
Third party administrative servicing fees	7,444	3,361
Printing and postage expenses	4,570	4,175
Insurance expense	3,616	3,464
Other expenses	4,743	4,063
TOTAL EXPENSES	1,050,745	668,609

Less: Fees waived by the Advisor	—	(49,691)
Plus: Recapture of fees previously waived by the Advisor	53,449	—
NET EXPENSES	1,104,194	618,918

NET INVESTMENT INCOME/(LOSS)	(81,321)	206,612

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS & SECURITIES SOLD SHORT
Net realized gain from investments	3,497,732	1,935,862
Net realized gain from securities sold short	—	1,592
Net realized gain	3,497,732	1,937,454

Net change in unrealized appreciation	3,490,422	1,518,118

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS & SECURITIES SOLD SHORT	6,988,154	3,455,572

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,906,833	$3,662,184

See accompanying notes to financial statements.

Absolute Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital Asset Allocator Fund		Absolute Capital Defender Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
FROM OPERATIONS
Net investment income/(loss)	$(81,321)	$(82,315)	$206,612	$76,151
Net realized gain/(loss) from investments and securities sold short	3,497,732	(447,249)	1,937,454	(114,998)
Net change in unrealized appreciation on investments	3,490,422	2,831,197	1,518,118	1,419,646
Net increase in net assets resulting from operations	6,906,833	2,301,633	3,662,184	1,380,799

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	918,822	2,570,989	1,598,497	3,073,069
Institutional Class	3,262,806	—	5,444,537	—
Investor Class	12,862,804	10,857,862	3,892,564	4,866,416
Payments for shares redeemed
Class A	(5,557,408)	(3,028,380)	(8,867,066)	(4,552,876)
Institutional Class	(518,245)	—	(601,639)	—
Investor Class	(6,914,164)	(4,131,316)	(5,670,090)	(2,091,615)
Net increase/(decrease) in net assets from capital share transactions	4,054,615	6,269,155	(4,203,197)	1,294,994

TOTAL INCREASE/(DECREASE) IN NET ASSETS	10,961,448	8,570,788	(541,013)	2,675,793

NET ASSETS
Beginning of Year	36,940,381	28,369,593	26,475,858	23,800,065
End of Year	$47,901,829	$36,940,381	$25,934,845	$26,475,858

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	86,923	266,970	154,784	314,352
Shares Redeemed	(505,730)	(312,589)	(830,586)	(467,706)
Net decrease in shares outstanding	(418,807)	(45,619)	(675,802)	(153,354)

Institutional Class
Shares Sold	290,987	—	506,313	—
Shares Redeemed	(45,834)	—	(55,257)	—
Net increase in shares outstanding	245,153	—	451,056	—

Investor Class
Shares Sold	1,252,040	1,172,118	384,907	522,105
Shares Redeemed	(665,932)	(452,831)	(571,192)	(225,305)
Net increase/(decrease) in shares outstanding	586,108	719,287	(186,285)	296,800

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Asset Allocator Fund
	Class A
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net Asset Value, Beginning of Year	$9.82		$9.02		$11.71		$10.10		$9.99
Activity from investment operations:
Net investment income/(loss)(1,6)	0.04		0.03		(0.03)		(0.02)		0.00	(7)
Net realized and unrealized gain/(loss) on investments	1.78		0.77		(1.67)		1.63		0.15
Total from investment operations	1.82		0.80		(1.70)		1.61		0.15
Less distributions from:
Net investment income	—		—		—		—		(0.01)
Net realized gains	—		—		(0.99)		—		—
Return of capital	—		—		—		—		(0.03)
Total distributions	—		—		(0.99)		—		(0.04)
Net Asset Value, End of Year	$11.64		$9.82		$9.02		$11.71		$10.10
Total Return (2)	18.53%		8.87%		(16.36)%		15.94%		1.47%
Net Assets, At End of Year (000s)	$3,049		$6,687		$6,554		$10,226		$9,656
Ratio of gross expenses to average net assets (5)	1.82	% (3)	1.93	% (3)	2.07	% (4)	2.02	% (4)	2.27	% (4)
Ratio of net expenses to average net assets (5)	1.94%		1.95%		1.95%		1.95%		1.95%
Ratio of net investment income/(loss) to average net assets (5,6)	0.38%		0.32%		(0.23)%		(0.21)%		(0.03)%
Portfolio Turnover Rate	207%		159%		228%		219%		149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of waived/reimbursed fees from prior periods.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount represents less than $0.01

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Asset Allocator Fund
	Institutional Class
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net Asset Value, Beginning of Year	$9.82		$9.02		$11.71		$10.10		$9.99
Activity from investment operations:
Net investment income(1,7)	0.11		0.16		0.11		0.15		0.18
Net realized and unrealized gain/(loss) on investments	1.73		0.64		(1.81)		1.46		(0.02	)(8)
Total from investment operations	1.84		0.80		(1.70)		1.61		0.16
Less distributions from:
Net investment income	—		—		—		—		(0.02)
Net realized gains	—		—		(0.99)		—		—
Return of capital	—		—		—		—		(0.03)
Total distributions	—		—		(0.99)		—		(0.05)
Net Asset Value, End of Year	$11.66		$9.82		$9.02		$11.71		$10.10
Total Return (2)	18.74%		8.87%		(16.36)%		15.94%		1.60%
Net Assets, At End of Year (000s)	$2,859		$12.62	(3)	$11.59	(3)	$13.85	(3)	$11.95	(3)
Ratio of gross expenses to average net assets (6)	1.54	% (4)	1.68	% (4)	1.82	% (5)	1.77	% (5)	2.02	% (5)
Ratio of net expenses to average net assets (6)	1.54%		1.70%		1.70%		1.70%		1.70%
Ratio of net investment income to average net assets (6,7)	0.97%		0.57%		0.02%		0.04%		0.22%
Portfolio Turnover Rate	207%		159%		228%		219%		149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Actual net asset value.

(4)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of reimbursed fees from prior periods.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Asset Allocator Fund
	Investor Class
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021		September 30, 2020
Net Asset Value, Beginning of Year	$9.29		$8.60		$11.28		$9.81		$9.74
Activity from investment operations:
Net investment loss(1,6)	(0.03)		(0.04)		(0.10)		(0.11)		(0.08)
Net realized and unrealized gain/(loss) on investments	1.67		0.73		(1.59)		1.58		0.15
Total from investment operations	1.64		0.69		(1.69)		1.47		0.07
Less distributions from:
Net realized gains	—		—		(0.99)		—		—
Net Asset Value, End of Year	$10.93		$9.29		$8.60		$11.28		$9.81
Total Return (2)	17.65%		8.02%		(16.93)%		14.98%		0.72%
Net Assets, At End of Year (000s)	$41,994		$30,254		$21,815		$20,931		$11,379
Ratio of gross expenses to average net assets (5)	2.56	% (3)	2.67	% (3)	2.81	% (4)	2.78	% (4)	3.02	% (4)
Ratio of net expenses to average net assets (5)	2.69%		2.70%		2.70%		2.70%		2.70%
Ratio of net investment loss to average net assets (5,6)	(0.31)%		(0.40)%		(0.94)%		(0.96)%		(0.78)%
Portfolio Turnover Rate	207%		159%		228%		219%		149%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent of the advisor’s recapture of waived/reimbursed fees from prior periods.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Defender Fund
	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net Asset Value, Beginning of Year	$9.88	$9.28	$11.48	$10.09	$9.95
Activity from investment operations:
Net investment income/(loss)(1,5)	0.13	0.07	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain/(loss) on investments & securities sold short	1.42	0.53	(1.16)	1.40	0.18
Total from investment operations	1.55	0.60	(1.19)	1.39	0.17
Less distributions from:
Net investment income	—	—	—	—	(0.02)
Net realized gains	—	—	(1.01)	—	—
Return of capital	—	—	—	—	(0.01)
Total distributions	—	—	(1.01)	—	(0.03)
Net Asset Value, End of Year	$11.43	$9.88	$9.28	$11.48	$10.09
Total Return (2)	15.69%	6.47%	(11.84)%	13.78%	1.72%
Net Assets, At End of Year (000s)	$3,740	$9,908	$10,736	$11,917	$11,072
Ratio of gross expenses to average net assets (3,4)	2.13%	2.12%	2.17%	2.20%	2.29%
Ratio of net expenses to average net assets (4)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment income/(loss) to average net assets (4,5)	1.26%	0.75%	(0.32)%	(0.09)%	(0.09)%
Portfolio Turnover Rate	207%	170%	263%	183%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Defender Fund
	Institutional Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net Asset Value, Beginning of Year	$9.88	$9.28	$11.48	$10.09	$9.95
Activity from investment operations:
Net investment income(1,6)	0.16	0.14	0.10	0.15	0.16
Net realized and unrealized gain/(loss) on investments & securities sold short	1.40	0.46	(1.29)	1.24	0.03 (7)
Total from investment operations	1.56	0.60	(1.19)	1.39	0.19
Less distributions from:
Net investment income	—	—	—	—	(0.04)
Net realized gains	—	—	(1.01)	—	—
Return of capital	—	—	—	—	(0.01)
Total distributions	—	—	(1.01)	—	(0.05)
Net Asset Value, End of Year	$11.44	$9.88	$9.28	$11.48	$10.09
Total Return (2)	15.79%	6.47%	(11.84)%	13.78%	1.92%
Net Assets, At End of Year (000s)	$5,162	$11.99 (3)	$11.27 (3)	$12.78 (3)	$11.23 (3)
Ratio of gross expenses to average net assets (4,5)	1.92%	1.87%	1.92%	1.95%	2.04%
Ratio of net expenses to average net assets (5)	1.71%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income/(loss) to average net assets (5,6)	1.46%	1.00%	(0.07)%	0.16%	0.16%
Portfolio Turnover Rate	207%	170%	263%	183%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Actual net asset amount.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Year

	Absolute Capital Defender Fund
	Investor Class
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2024	September 30, 2023	September 30, 2022	September 30, 2021	September 30, 2020
Net Asset Value, Beginning of Year	$9.34	$8.84	$11.06	$9.79	$9.69
Activity from investment operations:
Net investment income/(loss)(1,5)	0.05	0.00 (6)	(0.10)	(0.09)	(0.08)
Net realized and unrealized gain/(loss) on investments & securities sold short	1.33	0.50	(1.11)	1.36	0.18
Total from investment operations	1.38	0.50	(1.21)	1.27	0.10
Less distributions from:
Net realized gains	—	—	(1.01)	—	—
Net Asset Value, End of Year	$10.72	$9.34	$8.84	$11.06	$9.79
Total Return (2)	14.78%	5.66%	(12.50)%	12.97%	1.03%
Net Assets, At End of Year (000s)	$17,033	$16,568	$13,064	$9,751	$8,415
Ratio of gross expenses to average net assets (3,4)	2.90%	2.86%	2.92%	2.95%	3.05%
Ratio of net expenses to average net assets (4)	2.70%	2.70%	2.70%	2.70%	2.70%
Ratio of net investment income/(loss) to average net assets (4,5)	0.49%	0.01%	(1.03)%	(0.83)%	(0.86)%
Portfolio Turnover Rate	207%	170%	263%	183%	180%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived fees and/or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(4)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01.

See accompanying notes to financial statements.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”) and Absolute Capital Defender Fund (the “Defender Fund”), comprising the Absolute Funds (each a “Fund” and collectively, the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of each Fund is long-term capital appreciation. The Funds commenced operations on December 18, 2015.

Each Fund offers Class A, Institutional Class, and Investor Class shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investor class shares are offered at net asset value. Each share class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities are valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities, including U.S. government obligation (other than short-term obligations) not traded on an exchange, are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Each Fund may hold investments, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Board, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Board to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the Board shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the boards of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for each Fund’s investments measured at fair value:

Allocator Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$9,264,101	$—	$—	$9,264,101
Exchange-Traded Funds	25,946,295	—	—	25,946,295
U.S. Government & Agencies	—	5,129,090	—	5,129,090
Short-Term Investments	1,986,466	6,342,347	—	8,328,813
Total Investments	$37,196,862	$11,471,437	$—	$48,668,299
Defender Fund
Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$3,804,640	$—	$—	$3,804,640
Exchange-Traded Funds	12,767,117	—	—	12,767,117
U.S. Government & Agencies	—	5,513,576	—	5,513,576
Short-Term Investments	792,911	3,368,845	—	4,161,756
Total Investments	$17,364,668	$8,882,421	$—	$26,247,089

*	Refer to the Schedules of Investments for classification.

The Funds did not hold any Level 3 securities during the year ended September 30, 2024.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represent a fixed portfolio of securities. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – Each Fund qualifies as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for the open tax periods ended September 30, 2021-September 30, 2023, or expected to be taken in each Fund’s September 30, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2024, the aggregate purchases and sales of investments (excluding short-term investments and U.S. government securities) were:

	Purchases	Sales
Allocator Fund	$68,956,433	$71,369,568
Defender Fund	$33,379,490	$40,452,345

For the year ended September 30, 2024, the aggregate purchases and sales of U.S. government securities was:

	Purchases	Sales
Allocator Fund	$—	$—
Defender Fund	$2,088,516	$—

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: A Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on Public Company Accounting Oversight Board inspection, investigation, and enforcement. Therefore, the availability and reliability of information material to an investment decision, particularly financial information, in emerging market companies may be limited in scope and reliability as compared to information provided by U.S. companies. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. A Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, a Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Management Risk: The net asset value of each Fund changes daily based on the performance of the securities and derivatives in which they invest. The advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Funds invest (long or short) may prove to be incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increase the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, regulatory events, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce a Fund’s returns, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Underlying Funds Risk: The Funds invest in Underlying Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to a Fund’s direct fees and expenses. When the Funds invest in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Funds to lose money if the value of a security sold short by a Fund, or an Underlying Fund in which the Fund invests, does not go down as the Advisor expects.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Allocator Fund and Defender Fund accrued $430,447 and $258,346, respectively, in advisory fees for the year ended September 30, 2024.

The Advisor has entered into a contractual agreement (the “Waiver Agreement”) with each Fund under which it has agreed to waive its fees and reimburse expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser) to 1.95%, 1.70% and 2.70% of average daily net assets attributable to Class A, Institutional Class and Investor Class, respectively, of each Fund through February 1, 2025. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment. The Board may terminate this Waiver Agreement at any time on 60 days' written notice to the Advisor. For the year ended September 30,

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

2024, the Advisor waived fees and/or reimbursed expenses in the amount of $49,691 for the Defender Fund pursuant to the Waiver Agreement. For the year ended September 30, 2024, the Advisor recouped $53,449 of previously waived fees for the Allocator Fund. Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire September 30 of the following years:

Defender Fund
2025	$54,156
2026	$41,165
2027	$49,691

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended September 30, 2024, pursuant to the Plans, Allocator Fund Class A and Investor Class paid $11,525 and $368,537, respectively. Defender Fund Class A and Investor Class paid $17,251 and $161,765, respectively.

The Distributor acts as the Funds’ principal underwriter in the continuous public offering of each Fund’s Class A, Institutional Class, and Investor Class shares. During the year ended September 30, 2024, the Distributor received $2,224 in underwriting commissions for the sales of Class A for the Allocator Fund, of which $346 was retained by the principal underwriter. The Distributor received $1,693 in underwriting commissions for the sales of Class A for the Defender Fund, of which $236 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2024, were as follows:

	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Allocator Fund	$45,119,907	$3,637,339	$(88,947)	$3,548,392
Defender Fund	24,536,518	1,711,733	(1,162)	1,710,571

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no Fund distributions for the years ended September 30, 2024 and September 30, 2023.

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Net Investment	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Allocation Fund	$238,422	$1,512,070	$—	$—	$—	$3,548,392	$5,298,884
Defender Fund	205,108	657,042	—	—	—	1,710,571	2,572,721

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

At September 30, 2024, the Funds had no capital loss carry forwards for federal income tax purposes available to offset future capital gains. Capital loss carryforwards utilized are as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Allocator Fund	$—	$—	$—	$1,561,004
Defender Fund	—	—	—	1,246,003

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) the book/tax basis treatment of adjustments for prior year tax returns, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2024, as follows:

Paid
	In	Accumulated
	Capital	Earnings
Absolute Capital Asset Allocator Fund	$—	$—
Absolute Capital Defender Fund	(1,332)	1,332

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of September 30, 2024, beneficial ownership in excess of 25% was as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Allocator Fund	National Financial Services LLC	57%
Defender Fund	National Financial Services LLC	49%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund and Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 27, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2024

Renewal of Advisory Agreement –Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund*

In connection with a meeting held on August 21-22, 2024, the Board, comprised entirely of Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to Absolute Capital Asset Allocator Fund (“Asset Allocator”) and Absolute Capital Defender Fund (“Capital Defender”) (collectively, the “Absolute Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Absolute Funds and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.

The Board observed that the Adviser was established in 2002, provided turn-key money management programs to its clients and managed approximately $362 million in assets. The Board reviewed the background of the Adviser’s key investment personnel, taking into consideration their education and experience in the financial industry. The Board commented that the Adviser performed quantitative and qualitative research of market trends and price movements of various market segments to identify equity and fixed income investments. The Board noted that the Absolute Funds invested in other mutual funds and highly liquid exchange-traded funds to reduce individual security and concentration risks and add diversification to each Absolute Fund. The Board observed that the Adviser reviewed each Absolute Fund’s transactions pre- and post-trade for compliance with investment limitations. The Board remarked that the Adviser selected broker-dealers based on its review of their competitive pricing, timeliness, and quality of execution. The Board noted that the Adviser reported that they had a routine SEC exam in the fall of 2023 with no findings and had no material compliance issues since the most recent Advisory Agreement renewal. The Board observed that the Adviser continued enhancing their cybersecurity protocols. The Board concluded that the Adviser continued to provide consistent risk management and compliance services through various market environments and allocated adequate resources to actively manage the Absolute Funds and concluded that it could expect the Adviser to continue providing quality service to each Absolute Fund and its shareholders.

Performance.

Asset Allocator—The Board observed that Asset Allocator was a 3-star Morningstar rated fund that outperformed its peer group, Morningstar category and benchmark over the 1-year, 3-year and 5-year periods but underperformed each since inception. The Board acknowledged that Asset Allocator ranked in the second quartile of its peer group for net return across the 1-year, 3-year and 5- year periods which was consistent with the conservative nature of Asset Allocator’s strategy. The Board noted that Asset Allocator’s active management style and conservative objective had delivered satisfactory performance with less volatility. The Board concluded that the Adviser had managed the strategy as designed and provided reasonable returns for the Asset Allocator’s shareholders.

Capital Defender—The Board observed that Capital Defender had earned a 3-star Morningstar rating. The Board further observed that over the 1-year period, Capital Defender significantly outperformed the benchmark but underperformed its peer group and Morningstar category. The Board considered that over the 3-year period, Capital Defender outperformed the Morningstar category and benchmark and underperformed the peer group. The Board noted that Capital Defender outperformed the benchmark and underperformed the peer group and Morningstar category over the 5-year and since inception periods. The Board acknowledged that Capital Defender had ranked in the top quartiles for standard deviation across all periods which was consistent with the defensive nature of Capital Defender’s strategy. The Board concluded that the Adviser was managing the strategy consistent with the Capital Defender’s mandate.

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2024

Fees and Expenses.

Asset Allocator—The Board noted that the advisory fee of Asset Allocator was on par with the median and average of its peer group and higher than the median and average of the Morningstar category. The Board observed that the net expense ratio of Asset Allocator was higher than the medians of its peer group and Morningstar category but significantly lower than the average of its Morningstar category. The Board observed that Asset Allocator’s advisory fee was below the fee charged by the Adviser for separately managed accounts. The Board considered the impact of Asset Allocator’s expense limitation agreement on the Asset Allocator’s expenses and noted that the Adviser intended to renew the agreement. Given these considerations, the Board concluded that the Adviser’s advisory fee for the Asset Allocator was not unreasonable.

Capital Defender—The Board noted that the advisory fee of Capital Defender was on par with the median and average of its peer group and higher than the median and averages of the Morningstar category. The Board observed that the net expense ratio of Capital Defender was higher than the median of its peer group and Morningstar category but significantly lower than the average of its peer group and Morningstar category. The Board considered the impact of the Capital Defender’s expense limitation agreement on the Capital Defender’s expenses and noted that the Adviser intended to renew the agreement. Given these considerations, the Board concluded that the Adviser’s advisory fee for Capital Defender was not unreasonable.

Economies of Scale. The Board discussed each Absolute Fund’s size and its prospects for growth, concluding that neither Absolute Fund had achieved meaningful economies of scale that would justify the implementation of breakpoints. The Board recalled its discussion with the Adviser, noting the Adviser’s inability to benefit from economies of scale in connection with Capital Defender in the same manner as the advisors to larger funds in Capital Defender’s peer group. The Board noted the Adviser’s willingness to consider breakpoints as each Absolute Fund’s assets grew. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with the advisory services provided to the Absolute Funds. The Board considered the Adviser’s remarks that its profits before marketing expenses were reasonable given the business, operational, regulatory, and reputational risks in managing mutual funds. The Board concluded that the Adviser’s profits from either Absolute Fund were not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of each Absolute Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Absolute Funds.

INVESTMENT ADVISOR
Absolute Capital Management, LLC
101 Pennsylvania Blvd.
Pittsburgh, PA 15228

ADMINISTRATOR
Ultimus Fund Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)
/s/ Brian Curley
Brian Curley, President/Principal Executive Officer

Date	12/6/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Brian Curley
Brian Curley, President/Principal Executive Officer

Date	12/6/24

By (Signature and Title)
/s/ Rich Gleason
Rich Gleason, Treasurer/Principal Financial Officer

Date	12/6/24